RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2023
RELATED PARTY TRANSACTIONS
Accrued expenses		$ 2,530,021		$ 2,123,846	$ 304,952
Advances owed to the Sponsor		$ 1,059,551		$ 0
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]		Related Party [Member]
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Outstanding balance		$ 1,500,000		$ 810,345	0
Working capital loans warrant | Unsecured convertible promissory note
RELATED PARTY TRANSACTIONS
Price per which the outstanding principal amount can be converted						$ 10.00
Amount borrowed						$ 1,500,000
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month		10,000		10,000
Expenses incurred and paid	$ 30,000	30,000	$ 60,000	120,000	112,903
Administrative Support Agreement | Sponsor
RELATED PARTY TRANSACTIONS
Accrued expenses		60,000		60,000	$ 0
Related Party Loans
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant		$ 1,500,000		$ 1,500,000
Price per which the outstanding principal amount can be converted		$ 10.00		$ 10.00
Outstanding balance				$ 0